RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Salaries And Benefits	$ 296	$ 299	$ 580	$ 738
Office And Miscellaneous	425	420	617	594
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	244	232	489	452
Office And Miscellaneous	124	109	257	206
Total Cost	$ 368	$ 341	$ 746	$ 658